BALANCES AND TRANSACTIONS WITH COMPANIES UNDER SECTION 33 - LAW No. 19,550 AND RELATED PARTIES - Public Tender Offer due to change of control (Details)	Nov. 01, 2018	Jun. 21, 2018 $ / shares $ / shares shares
Cablevision S.A.
Disclosure of transactions between related parties
Price per share		4.8658
Abstaining term from issuing any decision with respect to the authorization of the PTO	6 months
Class "B" | Cablevision S.A.
Disclosure of transactions between related parties
Price per share		110.85
Class "B" | Fintech Telecom
Disclosure of transactions between related parties
Percentage of shares acquired under PTO		50.00%
Number of shares acquired under PTO | shares		43,073,760